Acquisitions - Summary of Business Acquisitions (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Share consideration			$ 225,000
Total consideration			$ 333,831
Myx [Member]
Business Acquisition [Line Items]
Cash consideration	[1]	$ 37,700
Share consideration	[2]	162,558
Fair value of Myx instrument held by Old Beachbody	[3]	18,402
Promissory note held by Old Beachbody	[4]	4,216
Total consideration		$ 222,876

[1]	Cash consideration includes, among other things, the payoff of certain of Myx’s existing debt obligations, payments of certain of Myx’s transaction expenses, and cash payments as consideration for certain Myx equity units.
[2]	Share consideration was calculated based on 270,930 shares of Class A Common Stock issued multiplied by the share closing price on the Closing Date of $600.00.
[3]	Fair value of Myx instrument held by Old Beachbody was effectively settled on the Closing Date, see Note 1, Description of Business and Summary of Significant Accounting Policies.
[4]	In April and June 2021, Old Beachbody entered into promissory note agreements with Myx. Such promissory notes were effectively settled on the Closing Date.